Filed with the Securities and Exchange Commission on July 1, 2010
Registration No. 333-08853 Investment Company Act No. 811-5438

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 49
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 185

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

(Exact Name of Registrant)

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 (Name of Depositor)

ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484

 (Address of Depositor's Principal Executive Offices)

(203) 926-1888

(Depositor's Telephone Number)

JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER

 One Corporate Drive, Shelton, Connecticut 06484

(Name and Address of Agent for Service of Process)

Copy To:

C. CHRISTOPHER SPRAGUE, ESQ.

VICE PRESIDENT AND CORPORATE COUNSEL

 One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

Approximate Date of Proposed Sale to the Public: Continuous
It is proposed that this filing become effective: (check appropriate space)
[  ]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on July 16, 2010 pursuant to paragraph (b) of Rule 485
[ ]60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]on______ pursuant to paragraph (a)(i) of Rule 485
[ ]75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ]on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

Registrant is filing this Post-Effective Amendment No. 49 to Registration Statement No. 333-08853 for the purpose of including in the Registration Statement Prospectus Supplements.  The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 48 filed with the SEC on April 19, 2010, are hereby incorporated by reference. Financial statements for the Depositor and the Registrant, each dated December 31, 2009, are incorporated herein by reference to that Post-Effective Amendment.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Prudential Annuities Life Assurance Corporation

ADVANCED SERIES
ADVISORS CHOICE® 2000 ("Choice 2000")
(marketed by some firms as "Advisors Select 2000")

Supplement dated July 16, 2010
To
Prospectus dated May 1, 2010

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.  This supplement provides additional information regarding the pre-determined mathematical formulas for Guaranteed Return Option Plus 2008SM (GRO Plus 2008), Highest Daily Guaranteed Return OptionSM (HD GRO SM), Guaranteed Return OptionSM Plus II (GRO Plus II) and Highest DailySM Guaranteed Return OptionSM II (HD GROSM II) Living Benefits.

A.	Changes to Table of Contents:

We make the following changes to the Table of Contents:
•	Appendix J is re-named “APPENDIX J – FORMULA UNDER GRO PLUS 2008”. We modify the title of Appendix J (including the reference to the 90% cap feature) accordingly.
•	We add a new entry for Appendix R, entitled “APPENDIX R – FORMULA UNDER HIGHEST DAILY GRO.”
•	Appendix Q is re-named “APPENDIX Q – FORMULA UNDER GRO PLUS II”. We modify the title of Appendix Q accordingly.
•	We add a new entry for Appendix S, entitled “APPENDIX S – FORMULA UNDER HIGHEST DAILY GRO II.”

B.	GRO Plus 2008:

The changes set forth below for GRO Plus 2008 apply whether or not you have elected the 90% cap feature.

a.
In the section of the prospectus entitled “Living Benefits – Guaranteed Return Option Plus 2008 – Key Feature – Allocation of Account Value”, there is a sentence that states (with regard to the pre-determined mathematical formula):  “[t]he formula itself is the same as that used for our Highest Daily GRO Benefit, and is set forth in Appendix J to this Prospectus.”

We replace that sentence with the following:
“The formula is set forth in Appendix J to this Prospectus.”

b.
In the section of the prospectus entitled “Living Benefits – Guaranteed Return Option Plus 2008 – Key Feature – Allocation of Account Value”, we add the following to the end of the paragraph that begins with “[a]lthough we employ several AST bond portfolios  . . .”:

As such, a low discount rate could cause a transfer of Account Value into an AST Bond Portfolio Sub-account, despite the fact that your Account Value had increased.

C.	GRO Plus II

a.
In the section of the prospectus entitled “Living Benefits – Guaranteed Return Option Plus II – Key Feature – Allocation of Account Value”, we add the following to the end of the paragraph that begins with “[a]lthough we employ several AST bond portfolios  . . .”:

As such, a low discount rate could cause a transfer of Account Value into an AST Bond Portfolio Sub-account, despite the fact that your Account Value had increased.

D.	HD GRO

In the section of the prospectus entitled “Living Benefits – Highest Daily Guaranteed Return Option” we replace the sub-section entitled “Key Feature – Allocation of Account Value “ with the following:

HD GRO uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit.  This required formula helps us manage our financial exposure under HD GRO, by moving assets out of certain Sub-accounts if dictated by the formula (see below).  In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix R of this prospectus.  A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the HD GRO formula, we have included within each Annuity several AST bond portfolio Sub-accounts.  Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth.  As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred.  On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below.  In the formula, we use the term “Transfer Account” to refer to the AST bond portfolio Sub-account to which a transfer would be made.  As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows.  Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula.  On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit.  The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value.  Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account.  In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.”  The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, as described in the section of the prospectus concerning HD GRO) within the current benefit year that would result in a new guarantee.  For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit.  As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account.  We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.  The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below).  If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account.  For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account.  If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions.  Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account.  Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula.  If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
•	The difference between your Account Value and your guarantee amount(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;
•	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
•	The discount rate used to determine the present value of your guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

In the section of the prospectus entitled “Living Benefits – Highest Daily Guaranteed Return Option” we replace the first paragraph of the sub-section entitled “OPTIONAL 90% CAP FEATURE FOR HIGHEST DAILY GRO” with the following:

If you currently own an Annuity and have elected the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula.  The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis.  This election may only be made once and may not be revoked once elected.  The new formula is set forth in Appendix R of this prospectus, and is described below.  Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account.  If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature.  If you make additional Purchase Payments, they may result in a transfer of Account Value.

As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value.  In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the “Projected Future Guarantee” (as described above).

E.	HD GRO II

In the section of the prospectus entitled “Living Benefits – Highest Daily Guaranteed Return Option II” we replace the sub-section entitled “Key Feature – Allocation of Account Value” with the following:

We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II.  For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the “Permitted Sub-accounts”.

HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below).  In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix S of this prospectus.  A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options". You will be furnished with a prospectus describing the AST bond portfolios. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts.  Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth.  As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred.  On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account.  Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below.  As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

In general, the formula works as follows.  Under the formula, Account Value transfers between the "Permitted Sub-accounts" and an AST Bond Portfolio Sub-account when dictated.  On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit.  The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value.  Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account.  In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.”  The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals and additional Purchase Payments, as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee.  For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit.  As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account.  We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.  The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date.  As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment.  Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued).  The greatest of each such present value is referred to as the "current liability" in the formula.  The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below).  If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account.  Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).  At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account.  However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account.  If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts.  This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

For example,
•
March 17, 2011 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

•
March 18, 2011 - you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.

•
On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

•
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
•	The difference between your Account Value and your guarantee amount(s);
•	The amount of time until the maturity of your guarantee(s);
•	The amount invested in, and the performance of, the Permitted Sub-accounts;
•	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;
•	The discount rate used to determine the present value of your guarantee(s);
•	Additional Purchase Payments, if any, that you make to the Annuity; and
•	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts.  Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

F.	ADDITIONAL APPENDICES:

a. Highest Daily GRO

The formula for elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made prior to July 16, 2010 is as indicated in Appendix J of the May 1, 2010 prospectus.  Such formulas for Highest Daily GRO (including the formula for HDGRO with 90% cap feature) are now contained in Appendix R.  HD GRO is no longer available for election.

Appendix R also contains the following:

Formula for elections of HD GRO with 90% cap feature on or after July 16, 2010, subject to state approval.  The operation of the formula is the same as for elections of HD GRO with 90% cap feature prior to July 16, 2010.  The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
•	AV is the current Account Value of the Annuity

•	VV is the current Account Value of the elected Sub-accounts of the Annuity

•	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

•	B is the total current value of the Transfer Account

•	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

•	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

•	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

•	T is the amount of a transfer into or out of the Transfer Account

•
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount.  For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date.  We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period.  We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Where:
•	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

•	Ni is the number of days until the end of the Guarantee Period

•
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee).  The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum.  The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee).  If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used.  The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF).

If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature.  If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) - B), [L - B – (VV + VF) * Ct] / (1 – Ct))}

If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:

T = {Min (B, - [L – B - (VV + VF) * Ct] / (1 – Ct))}

If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

90% Cap Feature:  If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur.  Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed.  The suspension will be lifted once a transfer out of the Transfer Account occurs.  Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

b. Highest Daily GRO II

The formula for elections of HD GRO II, where such an election was made prior to July 16, 2010 is as indicated in Appendix Q of the May 1, 2010 prospectus.  Such formula for Highest Daily GRO II is being moved to Appendix S.

Appendix S also contains the following:

APPENDIX S - FORMULA FOR HIGHEST DAILY GRO II

Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval.  The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010.  The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
•	AV is the current Account Value of the Annuity

•	VV is the current Account Value of the elected Sub-accounts of the Annuity

•	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

•	B is the total current value of the Transfer Account

•	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

•	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

•	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

•	T is the amount of a transfer into or out of the Transfer Account

•
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount.  For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date.  We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period.  We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)(Ni/365).

Where:
•	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

•	Ni is the number of days until the end of the Guarantee Period

•
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee).  The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum.  The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee).  If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used.  The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF).

If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature.  If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) - B), [L - B – (VV + VF) * Ct] / (1 – Ct))}

If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.

The transfer amount is calculated by the following formula:
T = {Min (B, - [L – B - (VV + VF) * Ct] / (1 – Ct))}

If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

90% Cap Feature:  If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur.  Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed.  The suspension will be lifted once a transfer out of the Transfer Account occurs.  Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

Prudential Annuities Life Assurance Corporation

ADVANCED SERIES

ADVISORS CHOICE® 2000 ("Choice 2000")

(marketed by some firms as "Advisors Select 2000")

Supplement, dated July 16, 2010

To

Prospectus, dated May 1, 2010

This Supplement should be read and retained with the current Prospectus for your annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

We are issuing this supplement to announce the addition of two sub-advisors to the AST Academic Strategies Asset Allocation Portfolio effective on or about July 16, 2010.  Those sub-advisors are AQR Capital Management, LLC and CNH Partners, LLC.  We also announce that effective on or about July 16, 2010, Deutsche Investment Management Americas, Inc. will be replaced as sub-advisor to the AST Value Portfolio by BlackRock Investment Management, LLC.  We also announce that, contingent on shareholder approval of the subadvisory arrangements with Prudential Investment Management, Inc. (PIM), on or about September 13, 2010, PIMCO will be replaced as sub-advisor to the AST High Yield Portfolio by J.P. Morgan Investment Management, Inc. and PIM. Finally, this supplement announces limitations on the kinds of owners that can buy the Annuity or, in the case of a currently-owned Annuity, add an optional living benefit or death benefit.

In the section of the Prospectus entitled “Underlying Mutual Fund Portfolio Annual Expenses”, under the heading “Wells Fargo Variable Trust”, the following portfolios are added, and the line item for the Wells Fargo Advantage VT Equity Income Fund is removed.  The heading “Evergreen Variable Annuity Trust” and the line items below the heading are removed.

UNDERLYING PORTFOLIO	Manage-ment Fees1	Other Expenses2	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual PortfolioOperating Expenses	Fee Waiver or Expense Reim-bursement	Net Annual Fund Operating Expenses
Wells Fargo Advantage VT Intrinsic Value (Class 2)	0.55%	0.31%	0.25%	0.00%	0.00%	0.00%	1.11%3	0.11%	1.00%4
Wells Fargo Advantage VT Omega Growth (Class 1)	0.55%	0.24%	0.00%	0.00%	0.00%	0.00%	0.79%5	0.04%	0.75%4
Wells Fargo Advantage VT International Equity (Class 1)	0.75%	0.20%	0.00%	0.00%	0.00%	0.01%6	0.96%7	0.26%	0.70%8,9
Wells Fargo Advantage VT Small-Cap Growth (Class 1)	0.75%	0.20%	0.00%	0.00%	0.00%	0.01%6	0.96%	0.00%	0.96%8,10

1- The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds – Advisory Fees” section.

2- Includes expenses payable to affiliates of Wells Fargo & Company.

3-The Total Annual Fund Operating Expenses (Before Waiver) shown assume each Merger is consummated. If only the Merger involving Wells Fargo Advantage VT Equity Income Fund is consummated, the Total Annual Fund Operating Expenses (Before Waiver) shown would have been less than 0.01% higher for each class.

4- Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

5- The Total Annual Fund Operating Expenses (Before Waiver) shown assume each Merger is consummated. If only the Merger involving Evergreen VA Omega Fund is consummated, the Total Annual Fund Operating Expenses (Before Waiver) shown would have been less than 0.01% higher for each class.

6- Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

7- As described in the section of the Proxy Statement entitled "Voting Information Concerning the Meeting", Evergreen VA International Equity Fund has been advised that an Insurance Company intends to redeem a substantial portion of the Fund's outstanding shares before the date of the Meeting. If the Total Annual Fund Operating Expenses shown in the table above were re-calculated assuming the average net assets of the Fund for the twelve-month period ending December 31, 2009 were the net assets of the Fund on December 31, 2009 less the assets of the Fund expected to be redeemed by the redeeming Insurance Company, the Total Annual Fund Operating Expenses (Before Waiver) shown above would have been 0.99% for Class 1.

8- The Total Annual Fund Operating Expenses shown here include the expenses of any money market fund or other fund held by the Fund.

9- Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.69% for Class 1.  After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

10- Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Class 1. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

In the table of Fund Investment Objectives/Policies, we reflect the sub-advisor changes described below in  the column entitled “Portfolio Advisor/Sub-Advisor.”

AQR Capital Management, LLC and CNH Partners, LLC have been added as sub-advisors to AST Academic Strategies Asset Allocation Portfolio.  The expenses and investment objectives/policies do not change as a result of the addition of the new sub-advisors.

Deutsche Investment Management Americas, Inc. has been replaced as sub-advisor to the AST Value Portfolio by Blackrock Investment Management, LLC. The expenses and investment objectives/policies do not change as a result of that change of sub-advisor.

The following is also being added to the table of Fund Investment Objectives/Policies under the heading “Wells Fargo Variable Trust”:

INTERNATIONAL EQUITY
Wells Fargo Advantage VT International Equity Class 1 Fund (FKA-Evergreen VA International Equity Fund):  seeks long-term capital growth/capital appreciation. The fund normally invests at least 80% of its assets in equity securities of foreign issuers.
Wells Fargo Funds Management, LLC, Wells Capital Management Inc.
LARGE CAP VALUE
Wells Fargo Advantage VT Intrinsic Value Class 2 Fund (FKA-Wells Fargo Advantage VT Equity Income Fund):  seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in equity securities of large-capitalization companies, which it defines as companies with the market capitalizations within the range of the Russell 1000® Value Index. The Wells Fargo Advantage VT Intrinsic Value Fund can invest up to 20% of its assets in equity securities of foreign issuers, and intends to invest in roughly 30 to 50 companies.
Wells Fargo Funds Management, LLC, Metropolitan West Capital Management, Inc.
LARGE CAP GROWTH
Wells Fargo Advantage VT Omega Growth Class 1 Fund (FKA-Evergreen VA Omega Fund):  seeks long-term capital growth/appreciation. The fund normally invests at least 80% of its assets in equity securities of any market capitalization and may invest up to 25% of its assets in foreign securities.
Wells Fargo Funds Management, LLC, Wells Capital Management Inc.
SMALL CAP GROWTH
Wells Fargo Advantage VT Small-Cap Growth Class 1 Fund (FKA-Evergreen VA Growth Fund):  seeks long-term capital growth/appreciation. The Fund employs a growth style of investing and normally invests at least 80% of its assets in equity securities of small-capitalization companies with market capitalizations at the time of purchase of less than $2 billion.
Wells Fargo Funds Management, LLC, Wells Capital Management Inc.

OTHER INFORMATION

1.	In the section of the Prospectus entitled “Underlying Mutual Fund Portfolio Annual Expenses”, we add the heading “The Prudential Series Fund” and a line item for the SP International Growth Portfolio:

UNDERLYING PORTFOLIO	Manage-ment Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reim-bursement	Net Annual Fund Operating Expenses

SP International Growth (Class 1)	0.85%	0.14%	0.00%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%

2.
In the Group II: Custom Portfolios Program table found in INVESTMENT OPTIONS, we add AST Parametric Emerging Markets Equity Portfolio to the Permitted Portfolios column.

As indicated immediately below, we announce limitations on the kinds of owners that can own an Annuity or add an optional living benefit or death benefit to an existing Annuity.

3.
Owner Restrictions:  In the section entitled “Purchasing Your Annuity – What Are Our Requirements For Purchasing The Annuity? – Initial Purchase Payment”, we add the following to the end of the paragraph entitled “Speculative Investing”:

Currently, we will not permit changes in ownership or assignments for certain ownership types, including but not limited to: corporations, partnerships and endowments.  Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the funds within the Annuity are exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types.  We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law.  Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.

PART C

OTHER INFORMATION

4(ar) HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

4(as) HD GRO 90%Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(10) Written Consent of Independent Registered Public Accounting Firm,  FILED HEREWITH.

Item 27. Number of Contract Owners: As of May 31, 2010 there were 4,797 owners of contracts.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Shelton and the State of Connecticut on this 1st day of July 2010.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Registrant

By: Prudential Annuities Life Assurance Corporation
Depositor
/s/Stephen Pelletier
Stephen Pelletier, President

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Depositor

By: /s/Stephen Pelletier
Stephen Pelletier, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Stephen Pelletier* ------------------------ Stephen Pelletier	Chief Executive Officer and President	July 1, 2010
Thomas J. Diemer* ------------------------- Thomas J. Diemer	Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	July 1, 2010

(Board of Directors)
Thomas J. Diemer* ---------------------- Thomas J. Diemer	Stephen Pelletier* ---------------------- Stephen Pelletier
Bernard J. Jacob* ---------------------- Bernard J. Jacob	Daniel O. Kane* ---------------------- Daniel O. Kane
Richard F. Vaccaro* ---------------------- Richard F. Vaccaro	Robert M. Falzon* ------------------------ Robert M. Falzon
George M Gannon* -------------------------- George M. Gannon

By:/s/C. Christopher Sprague

C. Christopher Sprague

*Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

EXHIBITS

Exhibit 10 Written Consent of Independent Registered Public Accounting Firm